Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash in subsidiary bank	$ 718,156	$ 671,448	$ 583,044	$ 544,016
Securities available for sale	601,037	676,759
Other assets	63,669	65,488
Total assets	4,734,992	4,644,439
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	30,078	29,638
Total liabilities	4,321,682	4,250,995
Shareholders' equity	413,310	393,444	361,813	358,798
Total liabilities and shareholders' equity	4,734,992	4,644,439
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	18,463	17,034	$ 15,263	$ 12,950
Investments in subsidiaries	401,289	382,968
Securities available for sale	35	35
Other assets	967	918
Total assets	420,754	400,955
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	7,444	7,511
Total liabilities	7,444	7,511
Shareholders' equity	413,310	393,444
Total liabilities and shareholders' equity	$ 420,754	$ 400,955